Average Annual Total Returns		12 Months Ended	60 Months Ended		106 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
First Sentier American Listed Infrastructure Fund | S&P 500 Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.59%
Performance Inception Date	Dec. 29, 2020
First Sentier American Listed Infrastructure Fund | FTSE USA Core Infrastructure Capped Index, Net Total Returns (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.78%	6.52%	6.91%
Performance Inception Date	Dec. 29, 2020
First Sentier American Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.30%	7.96%	8.31%
Performance Inception Date	Dec. 29, 2020
First Sentier American Listed Infrastructure Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.88%	5.35%	5.70%
Performance Inception Date	Dec. 29, 2020
First Sentier American Listed Infrastructure Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.93%	5.49%	5.78%
Performance Inception Date	Dec. 29, 2020
First Sentier Global Listed Infrastructure Fund | S&P Global 1200 Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.99%	12.79%		12.89%
Performance Inception Date	Feb. 28, 2017
First Sentier Global Listed Infrastructure Fund | FTSE Global Core Infrastructure 50/50 Net Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.36%	6.95%		6.93%
Performance Inception Date	Feb. 28, 2017
First Sentier Global Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.80%	6.81%		6.61%
Performance Inception Date	Feb. 28, 2017
First Sentier Global Listed Infrastructure Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.72%	5.46%		5.29%
Performance Inception Date	Feb. 28, 2017
First Sentier Global Listed Infrastructure Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.97%	5.14%		4.94%
Performance Inception Date	Feb. 28, 2017